RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

The Company’s related parties consist of the Company’s Directors and Officers, and any companies controlled by or significantly influenced by them.

Key management includes the Directors, Officers and Vice Presidents of the Company. The compensation paid or payable to key management for services during the years ended December 31, 2021 and 2020 is as follows:

Service or Item	Year ended December 31,
	2021	2020
Directors’ fees	$294	$288
Salaries and bonuses	2,179	1,659
Share-based payments (non-cash)	1,128	990
Total	$3,610	$3,029